UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-06235

The U.S. Treasury Money Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The U.S. Treasury Money Fund of AmericaSM
Investment portfolio

June 30, 2008
unaudited

Short-term securities — 100.06%	Yield at acquisition	Principal amount (000)	Market value (000)

U.S. TREASURIES — 100.06%
U.S. Treasury Bills 7/10/2008	2.09% – 2.59%	$109,290	$109,243
U.S. Treasury Bills 7/17/2008	2.09 – 2.78	125,000	124,901
U.S. Treasury Bills 7/24/2008	1.34 – 1.77	115,300	115,170
U.S. Treasury Bills 7/31/2008	1.78 – 2.78	100,150	99,993
U.S. Treasury Bills 8/7/2008	1.79 – 2.11	66,985	66,863
U.S. Treasury Bills 8/14/2008	1.81 – 2.48	120,730	120,464
U.S. Treasury Bills 8/21/2008	1.87 – 2.48	131,300	131,001
U.S. Treasury Bills 8/28/2008	1.94 – 2.56	99,040	98,814
U.S. Treasury Bills 9/4/2008	1.83 – 1.96	148,155	147,694
U.S. Treasury Bills 9/11/2008	1.87 – 1.96	100,000	99,666
U.S. Treasury Bills 9/18/2008	1.90 – 2.06	147,440	146,858
U.S. Treasury Bills 9/25/2008	1.85 – 2.00	95,480	95,091
U.S. Treasury Bills 10/2/2008	1.79 – 1.91	45,590	45,376
U.S. Treasury Bills 10/9/2008	– 1.73	23,060	22,943
U.S. Treasury Bills 10/16/2008	– 1.82	11,930	11,865

Total investment securities (cost: $1,435,928,000)			1,435,942
Other assets less liabilities			(872)

Net assets			$1,435,070

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$203
Gross unrealized depreciation on investment securities	(189)
Net unrealized appreciation on investment securities	14
Cost of investment securities for federal income tax purposes	1,435,928

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE U.S. TREASURY MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 28, 2008